Condensed Consolidated Statements of Stockholders' Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Transaction costs	$ 45,700
Debt issuance costs		$ 5,958